Long term debt (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 13, 2016
Debt Instrument [Line Items]
Write off of Deferred Debt Issuance Cost		$ 256
Gain (Loss) on Extinguishment of Debt		(1,402)	$ 0
Debt Prepayment And Exit Fees Expenses		1,146
Revenue Recognition, Milestone Method, Revenue Recognized		$ 5,000
CRG- managed Funds [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 30,000
Long-term debt					$ 20,000
Debt Instrument, Maturity Date		Mar. 31, 2021
Debt Instrument, Interest Rate, Stated Percentage					14.00%
CRG- managed Funds [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Long-term debt				$ 5,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 22,000
Long-term debt			$ 10,000
Debt Instrument, Interest Rate Terms	LIBOR plus 8%
Line of Credit Facility, Expiration Period	48 months
Senior Secured Term Loan Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000
Senior Secured Term Loan Facility [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000